Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Share issue expenses	Capital reserves Share premium	Capital reserves Share-based payments	Capital reserves Transactions among shareholders	Treasury shares	Income reserves Legal	Income reserves Investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Balance at Jun. 30, 2023	R$ 1,587,985	R$ (11,343)	R$ (13,309)	R$ 10,917	R$ (11,031)	R$ (50,807)	R$ 86,849	R$ 278,039	R$ 256,223	R$ 63,619		R$ 2,197,142
Net income for the year											226,867	226,867
Additional dividends distributed									(256,223)			(256,223)
Capital increase	3											3
Acquisition-related share premium reclassification			14,931									14,931
Stock compensation plan				1,800								1,800
Share-based compensation plan				(8,337)		7,159						(1,178)
Payment of charges on compensation plan				(4,556)								(4,556)
Constitution of legal reserve							11,343				(11,343)
Constitution of reserve for investment and expansion								60,524			(60,524)
Unclaimed dividends								6				6
Minimum mandatory dividends											(53,881)	(53,881)
Additional dividends proposed									101,119		(101,119)
Currency translation adjustment of foreign operation										54,768		54,768
Balance at Jun. 30, 2024	1,587,988	(11,343)	1,622	(176)	(11,031)	(43,648)	98,192	338,569	101,119	118,387		2,179,679
Net income for the year											138,019	138,019
Additional dividends distributed									(101,119)			(101,119)
Share-based compensation plan				1,392								1,392
Constitution of legal reserve							6,901				(6,901)
Constitution of reserve for investment and expansion								56,118			(56,118)
Minimum mandatory dividends											(32,780)	(32,780)
Additional dividends proposed									42,220		(42,220)
Currency translation adjustment of foreign operation										(7,463)		(7,463)
Balance at Jun. 30, 2025	1,587,988	(11,343)	1,622	1,216	(11,031)	(43,648)	105,093	394,687	42,220	110,924		2,177,728
Net income for the year											(90,009)	(90,009)
Additional dividends distributed									(42,220)			(42,220)
Acquisition-related share premium reclassification			610									610
Stock compensation plan				1,108								1,108
Additional dividends								(30,000)	30,000
Accumulated deficit absorbed by investment and expansion reserve								(90,009)			90,009
Currency translation adjustment of foreign operation										(21,908)		(21,908)
Balance at Jun. 30, 2026	R$ 1,587,988	R$ (11,343)	R$ 2,232	R$ 2,324	R$ (11,031)	R$ (43,648)	R$ 105,093	R$ 274,678	R$ 30,000	R$ 89,016		R$ 2,025,309